Lease liabilities (Tables)	12 Months Ended
Dec. 31, 2025
Lease liabilities [abstract]
Summary of lease liabilities

Figures in million - SA rand	Note	2025	2024	2023
Balance at beginning of the year		378	582	319
New leases and modifications		508	25	144
Lease liabilities on acquisition of subsidiaries		—	3	315
Repayment of lease liabilities (including interest)		(267)	(244)	(263)
Interest charge	5.2	39	34	43
Foreign currency translation		(11)	(22)	24
Balance at end of the year		647	378	582
Current portion of lease liabilities		(166)	(175)	(198)
Non-current lease liabilities		481	203	384

Schedule of lease payments expensed	Lease payments not recognised as a liability but expensed during the year

Figures in million - SA rand	2025	2024	2023
Short-term leases	98	179	69
Leases of low value assets	33	55	48
Variable lease payments	321	235	248
Total	452	469	365

Schedule of lease maturities	The lease liabilities are secured by the related underlying assets. The undiscounted maturity analysis of lease liabilities at 31 December is as follows:

Figures in million - SA rand	Total	Within one year	Between one and five years	After five years
Contractual undiscounted cash flows — 2025	806	217	296	293
Contractual undiscounted cash flows — 2024	422	190	149	83
Contractual undiscounted cash flows — 2023	625	221	330	74